12. EQUITY (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2019
Shares
Outstanding at beginning of period	1,747,090	1,747,090	15,473,398
Issued		452,300	2,853,359
Exercised	(28,688)	(229,959)	(509,656)
Forfeited		(213,983)	0
Expired		0	(70,011)
Outstanding at end of period		17,755,448	1,747,090
Exercisable at end of period		17,755,448	1,747,090
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.455	$ 0.455	$ 0.326
Issued		1.200	1.179
Exercised		(.979)	(0.250)
Forfeited		(1.065)	0.000
Expired		(.000)	(3.083)
Outstanding at end of period		$ .460	$ 0.455